Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                   (Unaudited)


                                     [LOGO]

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $39,321,529)                                        $ 40,229,660
   Receivable for investments sold                                                                             7,480
   Interest receivable                                                                                       367,281
   Miscellaneous receivable                                                                                    2,909
   Receivable for variation margin on open financial futures contracts (Note 6)                                1,500
   Prepaid expenses                                                                                            3,549
                                                                                                        ------------
       Total assets                                                                                       40,612,379

Liabilities
   Distribution payable                                                              $   432,927
   Options written, at value (premiums received, $37,461) (Note 6)                        22,361
   Accrued accounting, custody and transfer agent fees                                    12,413
   Accrued trustees' fees and expenses (Note 2)                                            1,289
   Accrued expenses and other liabilities                                                 14,327
                                                                                     -----------
       Total liabilities                                                                                     483,317
                                                                                                        ------------
Net Assets                                                                                              $ 40,129,062
                                                                                                        ============
Net Assets consist of:
   Paid-in capital                                                                                      $ 40,483,835
   Undistributed net investment income                                                                       279,262
   Accumulated net realized loss                                                                          (1,578,568)
   Net unrealized appreciation                                                                               944,533
                                                                                                        ============
Total Net Assets                                                                                        $ 40,129,062
                                                                                                        ============
Shares of beneficial interest outstanding                                                                  1,966,109
                                                                                                        ============

Net Asset Value, offering price and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      20.41
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
   Interest income                                                                                       $ 1,370,323
                                                                                                         -----------

       Total investment income                                                                             1,370,323

Expenses
   Investment advisory fee (Note 2)                                                         $ 49,666
   Accounting, custody and transfer agent fees                                                35,314
   Professional services                                                                      11,415
   Registration fees                                                                           3,683
   Insurance expense                                                                           2,933
   Trustees' fees and expenses (Note 2)                                                        2,747
   Miscellaneous                                                                               1,491
                                                                                            --------
       Total expenses                                                                        107,249

Deduct:
   Waiver of investment advisory fee (Note 2)                                                (17,850)
                                                                                            --------

       Net expenses                                                                                           89,399
                                                                                                         -----------

          Net investment income                                                                            1,280,924
                                                                                                         -----------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                                                      231,152
       Financial futures contracts                                                           (11,684)
       Written option transactions                                                            88,325
                                                                                            --------

          Net realized gain                                                                                  307,793

   Change in unrealized appreciation (depreciation)
       Investment securities                                                                     383
       Financial futures contracts                                                            23,828
       Written options                                                                       (12,967)
                                                                                            --------

          Net change in unrealized appreciation (depreciation)                                                11,244
                                                                                                         -----------

       Net realized and unrealized gain                                                                      319,037
                                                                                                         -----------

Net Increase in Net Assets from Operations                                                               $ 1,599,961
                                                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Six Months Ended     Year Ended
                                                                                     June 30, 1998      December 31,
                                                                                      (Unaudited)           1997
                                                                                    ----------------    ------------

Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                              $ 1,280,924        $ 3,054,490
   Net realized gain                                                                      307,793            183,436
   Change in unrealized appreciation (depreciation)                                        11,244            910,398
                                                                                      -----------        -----------
   Net increase in Net Assets from Investment Operations                                1,599,961          4,148,324
                                                                                      -----------        -----------
Distributions to Shareholders
   From net investment income                                                            (980,324)        (3,102,532)
                                                                                      -----------        -----------
   Total distributions to shareholders                                                   (980,324)        (3,102,532)
                                                                                      -----------        -----------

Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                                        50,000                 --
   Value of shares issued to shareholders in payment of distributions declared            114,470            367,563
   Cost of shares redeemed                                                               (779,817)       (11,905,839)
                                                                                      -----------        -----------
   Net decrease in Net Assets from Fund share transactions                               (615,347)       (11,538,276)
                                                                                      -----------        -----------

Total Increase (Decrease) in Net Assets                                                     4,290        (10,492,484)

Net Assets
   At beginning of period                                                              40,124,772         50,617,256
                                                                                      -----------        -----------

   At end of period (including undistributed net investment income and
      distributions in excess of net investment income of $279,262 and $21,338,       $40,129,062        $40,124,772
      respectively)                                                                   ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended                   Year Ended December 31,
                                                 June 30, 1998  ---------------------------------------------------
                                                  (Unaudited)    1997       1996       1995       1994       1993
                                                  ------------- -------    -------    -------   --------   --------

Net Asset Value, Beginning of Period                $  20.10    $ 19.70    $ 20.25    $ 18.61   $  20.24   $  20.14
                                                    --------    -------    -------    -------   --------   --------

Investment Operations
   Net investment income *                              0.65       1.46       1.43       1.32       1.42       1.45
   Net realized and unrealized gain (loss)
      on investments                                    0.16       0.37      (0.57)      1.66      (1.86)      0.54
                                                    --------    -------    -------    -------   --------   --------
Total from investment operations                        0.81       1.83       0.86       2.98      (0.44)      1.99
                                                    --------    -------    -------    -------   --------   --------

Less distributions to shareholders
   From net investment income                          (0.50)     (1.43)     (1.41)     (1.34)     (1.19)     (1.48)
   In excess of net investment income                     --         --         --         --         --      (0.05)
   From net realized gains on investments                 --         --         --         --         --      (0.36)
                                                    --------    -------    -------    -------   --------   --------
Total distributions declared  to shareholders          (0.50)     (1.43)     (1.41)     (1.34)     (1.19)     (1.89)
                                                    --------    -------    -------    -------   --------   --------
Net Asset Value, End of Period                      $  20.41    $ 20.10    $ 19.70    $ 20.25   $  18.61   $  20.24
                                                    ========    =======    =======    =======   ========   ========

Total Return                                            4.06%      9.50%      4.41%     16.32%     (2.16)%    10.02%

Ratios/Supplemental Data

   Expenses (to average daily net assets)*              0.45%+     0.45%      0.45%      0.45%      0.45%      0.45%
   Net investment income (to average daily net
      assets)*                                          6.45%+     6.47%      6.99%      6.78%      6.79%      6.75%

   Portfolio Turnover                                     48%       100%       212%       225%       138%       130%

   Net Assets, End of Period (000's omitted)        $ 40,129    $40,125    $50,617    $55,201   $ 53,779   $ 78,054
-----------------------------------------------

*  The investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absense of this agreement, the net investment income per share and the ratios would have been:

   Net investment income per share                  $   0.64    $  1.43    $  1.40    $  1.22   $   1.41   $   1.44
   Ratios (to average daily net assets):
          Expenses                                      0.54%+     0.57%      0.51%      0.51%      0.49%      0.48%
          Net investment income                         6.36%+     6.35%      6.93%      6.72%      6.76%      6.72%

+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                Rate            Maturity             Value        (Note 1A)
--------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 98.4%

Asset Backed -- 8.3%
Advanta Home Equity Trust 1997-2 M1                     7.550%        06/25/2027        $      400,000    $  410,625
Greentree Financial Corp. 1996-10 M1                    7.240%        11/15/2028               500,000       513,359
Greentree Home Equity 1997-D M2 Non-ERISA               7.450%        09/15/2028               500,000       517,188
Greentree Home Equity 1997-M1                           7.220%        03/15/2028               500,000       514,316
Oakwood Mtg Invs 1997-C B2                              7.700%        11/15/2027               375,000       378,164
Vanderbilt Mtg 1998-A 1B2 Non-ERISA                     7.690%        04/07/2028               500,000       507,031
World Omni Auto Lease 1997-A B Non-ERISA 144A           7.300%        06/25/2003               500,000       504,297

                                                                                                          ----------
Total Asset Backed (Cost $3,284,467)                                                                       3,344,980
                                                                                                          ----------
Collateralized Mortgage Obligations -- 6.9%
Bear Stearns Mtg 1998-2 B                               6.750%        04/30/2030               398,593       395,915
FNMA P/O Trust 108                                      0.000%        03/25/2020               877,225       731,080
FNMA REMIC 1994-81 PJ+                                  8.000%        07/25/2023               975,000     1,063,055
GE Capital 1996-17 2A5 ERISA                            7.250%        12/25/2011               465,463       475,936
Sears Credit Account 1987-B CL1                         8.000%        05/25/2017                84,228        79,129

                                                                                                          ----------
Total Collateralized Mortgage Obligations (Cost $2,665,420)                                                2,745,115
                                                                                                          ----------

Non-Agency -- 31.1%

Pass Thru Securities -- 31.1%
Chase 1997-1 E Non Erisa                                7.370%        12/19/2007               500,000       504,063
Chase Commercial Mortage Sec 6.6
      1997-2D Non-ERISA                                 6.600%        12/25/2007               425,000       417,629
CSFB 1995-A 144A                                        7.093%        11/15/2005             1,100,000     1,084,930
FDIC REMIC Trust 1994-C1 2C Non-ERISA                   8.450%        09/25/2025               500,000       513,594
FDIC REMIC Trust 1994-C1 Non-ERISA                      8.700%        09/25/2025               500,000       513,828
First Union/Lehman 1997 C1-D Non-ERISA                  7.500%        10/18/2008               400,000       414,719
GMAC Mortgage Corp. 1997-C1 E Non-ERISA                 7.085%        11/15/2010               400,000       405,438
Lehman Brothers Commercial Conduit
    Mortgage Trust 1995-C2 Non-ERISA                    7.054%        09/25/2025               575,000       582,727
Merrill Lynch Mortgage Investments
      1996-C2 E Non-ERISA                               6.960%        11/21/2028               700,000       680,750
Morgan Stanley Capital 1997-WF1 E                       7.490%        05/15/2009               475,000       484,871
Mortgage Capital Funding 1996 MC1A-C Non-ERISA          7.800%        04/15/2006               497,000       532,411
Mortgage Capital Funding 1997-MC2 D Non-ERISA           7.117%        11/20/2007               800,000       811,000
Residential Funding 1998-S9 A1                          6.500%        04/25/2013               760,424       782,821
Resolution Trust Corp. 1991-6 C-1                       9.000%        09/25/2028               359,145       363,802
Resolution Trust Corp. 1994-C2 D Al 1 Non-ERISA         8.000%        04/25/2025               690,103       705,415
Resolution Trust Corp. 1995 C1 C                        6.900%        02/25/2027               900,000       900,844
Resolution Trust Corp. 1995-C1 D                        6.900%        02/25/2027               546,000       544,294
Resolution Trust Corp. P-T Ser. 1992-5 Sr. A6           9.239%        05/25/2026             1,153,255     1,160,462
Resolution Trust Corp. P-T Ser. 1992-M4 A1              8.000%        09/25/2021                62,833        62,833
Structured Asset Security Corp.
      1994-C1 D Non-ERISA+                              6.870%        08/25/2026               825,000       825,516

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par           Value
Security                                                Rate            Maturity              Value        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Structured Asset Security Corp.
      1996-CFL C Non-ERISA                              6.525%        02/25/2028         $      200,000    $  200,250
                                                                                                           ----------
Total Non-Agency (Cost $12,118,912)                                                                        12,492,197
                                                                                                           ----------
U.S. Government Agency -- 30.2%

Pass Thru Securities -- 30.2%
FHLMC+                                                  6.500%  12/01/2023 - 04/01/2028       1,869,794     1,868,678
FNMA+                                                   7.000%  10/01/2023 - 07/01/2028       3,568,553     3,619,096
FNMA WAM 29.8 412261                                    6.500%        02/01/2028                469,264       467,354
FNMA WAM 30.0 251569                                    7.000%        03/01/2028                520,925       528,332
FNMA WAM 30.0 323159                                    7.500%        05/01/2028              1,123,350     1,152,130
GMAC #15 Put 9/01/00                                    7.450%        05/01/2021              1,376,581     1,391,722
GNMA+                                                   7.000%  11/15/2022 - 05/15/2024       1,122,821     1,142,331
GNMA                                                    8.000%  01/15/2026 - 05/15/2027       1,406,686     1,457,677
GNMA WAM 29.2 453981                                    7.500%        09/15/2027                482,285       495,698

                                                                                                           ----------
Total U.S. Government Agency (Cost $12,003,193)                                                            12,123,018
                                                                                                           ----------
U.S. Treasury Obligations -- 21.9%

Treasury Bonds -- 11.1%
U.S. Treasury Bond+                                     7.625%        02/15/2025              1,425,000     1,794,160
U.S. Treasury Bond+                                     6.625%        02/15/2027              2,350,000     2,653,666
                                                                                                           ----------
                                                                                                            4,447,826
                                                                                                           ----------
Treasury Notes -- 10.8%
U.S. Treasury Note+                                     6.625%        04/30/2002              2,375,000     2,461,464
U.S. Treasury Note+                                     6.375%        05/15/2000                600,000       608,904
U.S. Treasury Note+                                     5.750%        08/15/2003                530,000       535,629
U.S. Treasury Note+                                     5.875%        11/15/1999                725,000       728,284
                                                                                                           ----------
                                                                                                            4,334,281
                                                                                                           ----------

Total U.S. Treasury Obligations (Cost $8,510,219)                                                           8,782,107
                                                                                                           ----------

TOTAL BONDS AND NOTES (COST $38,582,211)                                                                   39,487,417
                                                                                                           ----------

                                                                                               Shares/     Value
Security                                                                                 Contract Size   (Note 1A)
---------------------------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

Financial -- 0.0%
Equity Office Properties Warrants                                                                 2,500         2,125
                                                                                                           ----------

TOTAL WARRANTS (COST $2,000)                                                                                    2,125
                                                                                                           ----------

PURCHASED OPTIONS -- 0.2%
UST 5.50% Call, Strike Price 99.984, 7/8/98                                                      31,000         1,938
UST 5.625% Call, Strike Price 100.648, 8/6/98                                                     3,000         3,047
UST 6.125% Call, Strike Price 109.516, 11/9/98                                                    8,000        10,875
UST 5.625% Call, Strike Price 100.469, 9/4/98                                                     4,000         5,000

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Contract             Value
Security                                                                                       Size           (Note 1A)
--------------------------------------------------------------------------------------------------------------------------

UST 5.625% Call, Strike Price 100.547, 9/9/98                                                    6,520          $    8,023
UST 5.625% Call, Strike Price 101.609, 9/8/98                                                    6,620               6,723
JGB 3.00% Put, Strike Price 110.291, 12/17/98                                              220,000,000              23,980

                                                                                                                ----------

TOTAL PURCHASED OPTIONS (COST $56,786)                                                                              59,586
                                                                                                                ----------

SHORT-TERM INVESTMENTS -- 1.7%

Repurchase Agreements -- 1.7%
Prudential Bache Repurchase Agreement, dated 6/30/98, due 7/1/98, with a maturity value of $680,633 and an effective yield of 5.32%, collateralized by a
U.S. Government Agency Obligation with a rate of 6.128%, with a maturity date of
1/1/22 and with a market value of $694,570.                                                                        680,532
                                                                                                                ----------


TOTAL SHORT-TERM INVESTMENTS (COST $680,532)                                                                       680,532
                                                                                                                ----------

TOTAL INVESTMENTS-- 100.3% (COST $39,321,529)                                                            $      40,229,660

Other Assets, Less Liabilities-- (0.3)%                                                                           (100,598)
                                                                                                         =================

NET ASSETS-- 100%                                                                                        $      40,129,062
                                                                                                         =================

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FNMA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation
FDIC - Federal Depository Insurance Corporation
FHA - Federal Housing Authority
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Conduit

+  Denotes all or part of security pledged as a margin deposit (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Securitized Fund (the "Fund") is a separate diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $1,636,907 and $234,501 which expire on December 31, 2002 and December 31, 2004, respectively. The Fund elected to defer to its fiscal year ending December 31, 1998, $3,241 of losses recognized during the period of November 1, 1997 to December 31, 1997.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Distributions to shareholders

      Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities, futures and options transactions and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.25% of the Fund's average daily net assets up to the first $500,000,000 and 0.20% of assets in excess of this amount. SA&W voluntarily agreed to limit the Fund's total operating expenses to 0.45% of the Fund's average daily net assets for the six months ended June 30, 1998. Pursuant to this agreement, SA&W voluntarily did not impose $17,850 of its investment advisory fee. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain trustees and officers of the Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six month period ended June 30, 1998 were as follows:

                                                                     Purchases           Sales
                                                                    -----------       -----------
      U.S. Government Securities..................................  $16,991,858       $15,574,650
                                                                    ===========       ===========
      Investments (non-U.S. Government Securities)................  $ 2,566,940       $ 4,090,553
                                                                    ===========       ===========

(4)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                   Six Months Ended        Year Ended
                                                                     June 30, 1998     December 31, 1997
                                                                   ----------------    -----------------
      Shares sold...............................................          2,439                    --
      Shares issued to shareholders in payment of distributions
         declared ..............................................          5,647                18,431
      Shares redeemed...........................................        (38,245)             (591,543)
                                                                      ---------             ---------
      Net increase/(decrease)...................................        (30,159)             (573,112)
                                                                      =========             =========

      At June 30, 1998, three shareholders were record owners of approximately 61%, 12% and 10%, respectively, of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30,1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost.........................................    $39,321,529
                                                                ============

      Gross unrealized appreciation..........................      1,035,075
      Gross unrealized depreciation..........................       (126,944)
                                                                ------------
      Net unrealized appreciation............................    $   908,131
                                                                ============

(6)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of written option transactions for the six months ended June 30, 1998 is as follows:

                                                                    Number of
      Written Put Option Transactions                               Contracts             Premiums
      ---------------------------------                            -----------          ------------
      Outstanding, beginning of period..........................            5              $49,390
      Options written...........................................            2               26,500
      Options expired...........................................           (3)             (47,398)
      Options closed............................................           (2)             (21,742)
                                                                    ---------             --------
      Outstanding, end of period................................            2              $6,750
                                                                    =========             ========

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                                   Number of
      Written Call Option Transactions                             Contracts             Premiums
      ---------------------------------                           ------------          ------------
      Outstanding, beginning of period..........................           4               $16,544
      Options written...........................................           6                34,618
      Options expired...........................................          (2)              (15,563)
      Options closed............................................          (1)               (4,888)
                                                                   ---------            ----------
      Outstanding, end of period................................           7               $30,711
                                                                   =========            ==========

      Forward foreign currency and cross currency exchange contracts

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities. At June 30, 1998, there were no open forward foreign currency contracts.

      Futures Contracts

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At June 30, 1998, the Fund held the following futures contracts:

                                                                                 Underlying
                                                              Expiration        Face/amount        Unrealized
      Contract                                 Position          Date             at value         Gain/(Loss)
      ----------                               ----------    -------------     ---------------     -----------
      U.S. Bond (CBT) (14 Contracts) .......     Long           9/30/98           $1,730,313        $   19,197
      U.S. 10 Yr. Note (13 Contracts) ......     Short          9/30/98            1,479,969             2,105
                                                                                                   -----------
                                                                                                    $   21,302
                                                                                                   ===========

      At June 30, 1998, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

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                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                              Boston, MA 02111-2662
                                 (800) 221-4795